Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest income
Loans, including fees	$ 11,812	$ 10,659
Mortgage-backed securities	453	23
Other securities
Interest-bearing deposits and other	493	232
Total interest income	12,758	10,914
Interest expense
Deposits	1,811	1,387
Borrowings	2,091	367
Total interest expense	3,902	1,754
Net interest income	8,856	9,160
Provision (credit) for loan losses	113	(60)
Net interest income after provision for loan losses	8,743	9,220
Non-interest income
Earnings on bank-owned life insurance	81	78
Net gains on sales of loans	5	255
Net loss on sales of REO		(35)
Net gain on sale of property and equipment	10
Other	206	217
Total non-interest income	302	515
Non-interest expense
Employee compensation and benefits	4,915	4,853
Data processing	518	545
Occupancy and equipment	610	632
FDIC insurance premiums	117	71
Voice and data communications	124	123
Advertising	151	135
Outside service fees	242	166
Audit and accounting	213	216
Franchise and other taxes	136	150
Foreclosure and REO expense, net	103	101
Regulatory Assessments	81	103
Other	608	573
Total non-interest expense	7,818	7,668
Income before income taxes	1,227	2,067
Income tax expense
Current	528	202
Deferred	(234)	275
Total income tax expense	294	477
NET INCOME	$ 933	$ 1,590
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 0.11	$ 0.19